FINANCIAL EXPENSES, net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL EXPENSES, net
Fair value gain on derivative financial instruments			$ 13,422
Gains on financial assets at fair value through profit or loss					$ 94
Interest from bank deposits			140	$ 51	176
Financial income	$ 28,677	$ 1,672	13,562	51	270
Interest for lease liabilities			430	395	405
Issuance cost with respect of warrants			958
Loss from changes in exchange rates			40	28	9
Interest and royalties expenses related to borrowing and payable in respect of intangible assets purchase			40,903	16,172	12,045
Other			56	65	300
Financial expenses	$ 2,347	$ 8,123	42,387	16,660	12,759
Financial expenses (income), net			$ 28,825	$ 16,609	$ 12,489